Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

At December 31, 2022, the Company had federal and state net operating loss carryforwards (“NOLs”) of $338.3 million and $263.1 million, respectively, available to offset against future taxable income. Of this amount, $310.6 million of federal NOLs expire in 2024 through 2037. The federal operating losses after 2018 totaling $27.7 million carry forward indefinitely but are only able to offset 80% of taxable income in future years. The California NOLs expire in 2029 through 2042.

As a result of a change in-control that occurred in the LadRx shareholder base, approximately $66.1 million in federal net operating loss carryforwards became substantially limited in their annual availability. Management currently believes that the remaining $272.1 million in federal net operating loss carryforwards, and the $263.1 million in state net operating loss carryforwards, are unrestricted.

As of December 31, 2022, LadRx also had research and development tax credits for federal and state purposes of approximately $15.4 million and $22.0 million, respectively, available for offset against future income taxes, which expire in 2022 through 2036. The credits are subject to change-in-control limitations, which may affect their utilization in future years. Based on an assessment of all available evidence including, but not limited to, the Company’s limited operating history in its core business and lack of profitability, uncertainties of the commercial viability of its technology, the impact of government regulation and healthcare reform initiatives, and other risks normally associated with biotechnology companies, the Company has concluded that it is more likely than not that these net operating loss carryforwards and credits will not be realized and, as a result, a 100% deferred tax valuation allowance has been recorded against these assets.

Deferred income taxes reflect the net effect of temporary differences between the financial reporting carrying amounts of assets and liabilities and income tax carrying amounts of assets and liabilities. The components of the Company’s deferred tax assets and liabilities, all of which are long-term, are as follows (in thousands):

	December 31,
	2022		2021
Deferred tax assets:
Net operating loss carryforwards		$74,903		$74,167
Tax credit carryforwards		37,353		37,866
Equipment, furnishings and other		19		4,174
Total deferred tax assets		112,275		116,207
Deferred tax liabilities		—		—
Net deferred tax assets		112,275		116,207
Valuation allowance		(112,275)		(116,207)
	$—		$—

For all years presented, the Company did not recognize any deferred tax assets or liabilities. The net change in valuation allowance for the years ended December 31, 2022 and 2021 was $3.9 million and $1.6 million, respectively.

The provision for income taxes differs from the provision computed by applying the Federal statutory rate to net loss before income taxes as follows (in thousands):

	Years ended December 31,
	2022		2021
Federal benefit at statutory rate		$(1,000)		$(2,745)
State income taxes, net of Federal taxes		(333)		(913)
State credits		—		—
Warrant liabilities		—		—
Other permanent differences		261		1,685
Provision related to change in valuation allowance		957		1,947
Federal rate adjustment		—		—
NQ Options		—		—
Current year tax credit		—		—
NOL Adjustments		—		—
Termination/Cancellation of Equity Compensation Awards		—		—
Return to provision		115		26
Other, net		—		—
	$—		$—

There have been no changes to the Company’s liability for unrecognized tax benefits during the year ended December 31, 2022.

The Company files income tax returns in the U.S. Federal jurisdiction and various state jurisdictions. As of the year ended December 31, 2022, the tax returns for 2019 through 2022 remain open to examination by the Internal Revenue Service and for 2017 to 2021 for various state tax authorities.

The Company’s policy is to recognize any interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of the date of adoption of ASC 740 and the years ended December 31, 2022 and 2021, the Company had accrued no interest or penalties related to uncertain tax positions.